CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	$ 131,953	¥ 918,628	¥ 922,591	¥ 852,568
Cost of revenues	(99,086)	(689,820)	(666,162)	(781,822)
Gross profit	32,867	228,808	256,429	70,746
Other operating loss, net	(4,191)	(29,176)	(27,352)	(19,483)
Sales and marketing expenses	(5,180)	(36,059)	(36,428)	(61,770)
General and administrative expenses	(21,856)	(152,160)	(128,331)	(142,721)
Provision for doubtful accounts	(1,214)	(8,449)	(1,050)	(17,514)
Research and development expenses	(7,765)	(54,059)	(68,412)	(81,748)
Impairment of long-lived assets				(21,757)
Impairment of long-term investments		0	0	(3,690)
Operating loss	(7,339)	(51,095)	(5,144)	(277,937)
Interest income	26	181	354	1,430
Interest expense	(7,171)	(49,924)	(33,543)	(18,665)
Other (expenses)/income, net	5,224	36,367	8,331	(5,303)
Gain on disposal of subsidiaries	2,626	18,285
Foreign exchange (loss)/ gain	208	1,448	4,200	(11,043)
Loss before income taxes	(6,426)	(44,738)	(25,802)	(311,518)
Income tax expense	(1,144)	(7,967)	(11)	(59,648)
Net loss	(7,570)	(52,705)	(25,813)	(371,166)
Less: net loss attributable to noncontrolling interest	(149)	(1,034)	(1,395)	(2,005)
Net loss attributable to the Company's shareholders	$ (7,421)	¥ (51,671)	¥ (24,418)	¥ (369,161)
Loss per share
Basic and Diluted (in CNY or dollars per share) | (per share)	$ (0.02)	¥ (0.12)	¥ (0.06)	¥ (0.87)
Shares used in loss per share computations:
Basic and Diluted | shares	436,649,822	436,649,822	426,809,567	425,589,746
Foreign currency translation	$ (245)	¥ (1,706)	¥ (1,037)	¥ 2,748
Unrealized holding loss on available-for-sale investments	0			(4,195)
Amounts reclassified from accumulated other comprehensive income				3,290
Total other comprehensive income/(loss) net of tax	(245)	(1,706)	(1,037)	1,843
Comprehensive loss	(7,815)	(54,411)	(26,850)	(369,323)
Less: comprehensive loss attributable to noncontrolling interest	(149)	(1,034)	(1,395)	(2,005)
Comprehensive loss attributable to the Company's shareholders	$ (7,666)	¥ (53,377)	¥ (25,455)	¥ (367,318)